PREPAID AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PREPAID AND OTHER CURRENT ASSETS
Summary of Prepaid expenses and other current assets
	June 30,	December 31,
(in thousands)	2021	2020
Deposits	$533	$572
Insurance	917	593
Supplier advances	1,623	504
Nevada building sale proceeds	-	2,800
Other	1,071	1,922
Total prepaid and other current assets	$4,144	$6,391

	December 31,
(in thousands)	2020	2019
Deposits	$572	$542
Insurance	593	854
Supplier advances	504	742
Nevada building sale proceeds	2,800	-
Other	1,922	591
Total Prepaid Expenses and Other Current Assets	$6,391	$2,729